Table reflecting the issuances of Employee Stock Options (Details)	3 Months Ended
Jun. 30, 2014
Number of of options
Stock Optionsgranted on July 1, 2012	75,000
Stock Optionsgranted on September 1, 2012	50,000
Stock Optionsgranted on October 1, 2012	40,000
Stock Optionsgranted on January 1, 2013	1,400,000
Stock Optionsgranted on March 15, 2013	150,000
Stock Optionsgranted on June 25, 2013	35,000
Stock Optionsgranted on December 16, 2013	100,000
Total Stock Options	1,850,000
Exercise price
Stock Optionsgranted on July 1, 2012	4.5
Stock Optionsgranted on September 1, 2012	4.5
Stock Optionsgranted on October 1, 2012	4.5
Stock Optionsgranted on January 1, 2013	4.5
Stock Optionsgranted on March 15, 2013	5.5
Stock Optionsgranted on June 25, 2013	7.5
Stock Optionsgranted on December 16, 2013	10